SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance of Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Total allowance for credit losses – January 1	$ 25,306	$ 25,253	$ 2,908
Current-period provision for expected credit losses	67	190	22,563
Write-offs	(15,471)	0	(145)
Recoveries collected	(291)	(137)	(73)
Total allowance for credit losses - December 31	$ 9,611	$ 25,306	$ 25,253